Subsequent Event (Details) (USD $)	12 Months Ended				3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2013	Mar. 31, 2014 Hartford Life and Annuity Insurance Company [Member]	Mar. 31, 2014 Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company [Member]
Subsequent Event [Line Items]
Gain (Loss) on Contract Termination					$ 215,000,000
Capital contributions (to) from parent	(1,200,000,000)				1,000,000,000
Dividends Received From Subsidiaries						800,000,000
Funds Held under Reinsurance Agreements, Liability				$ 691	$ 310,000,000